FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended:  June 30, 2008

               Check here if Amendment [ ]; Amendment Number: [ ]

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Harvey Partners, LLC

           Address: 350 Madison Avenue, 8th Floor, New York, NY 10017
          ------------------------------------------------------------


                         Form 13F File Number:
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Jeffrey C. Moskowitz
         -----------------------

Title:   Managing Member
         -----------------------

Phone:   (212) 389-8760
         -----------------------

Signature, Place, and Date of Signing:

/s/ Jeffrey C. Moskowitz                 New York, NY          August 14, 2008
---------------------------        ------------------------   ------------------
[Signature]                             [City, State]               [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary




Number of Other Included Managers:        None
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Form 13F Information Table Entry Total:   50
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Form 13F Information Table Value Total:   $ 106,011 (thousands)
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List of Other Included Managers:   None

                           FORM 13F INFORMATION TABLE


                              Harvey Partners, LLC
                                    FORM 13F
                                  June 30, 2008


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    Column 1                    Column 2        Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                Title of                     Value     Shares or   SH/ Put/  Investment  Other      Voting Authority
  Name of Issuer                 Class          CUSIP      (x$1000)   Prin. Amt.  PRN Call  Discretion  Managers  Sole  Shared  None
------------------------------------------------------------------------------------------------------------------------------------
AZZ INC                         COM             002474104      3,192        80,000   SH         Sole                  80,000
ACORN ENERGY INC                COM             004848107      2,065       370,000   SH         Sole                 370,000
ALLIANCE ONE INTL INC           COM             018772103      3,271       640,000   SH         Sole                 640,000
AMERICAN PAC CORP               COM             028740108      3,203       185,800   SH         Sole                 185,800
AMTECH SYS INC                  COM PAR         032332504        108        10,020   SH         Sole                  10,020
                                $0.01N
ASHLAND INC NEW                 COM             044209104      4,097        85,000   SH         Sole                  85,000
ASTEC INDS INC                  COM             046224101      3,857       120,013   SH         Sole                 120,013
CALIFORNIA MICRO DEVICES COR    COM             130439102      3,250     1,045,000   SH         Sole               1,045,000
CALLWAVE INC DEL                COM             13126N101      2,093       805,000   SH         Sole                 805,000
CLEAR CHANNEL OUTDOOR HLDGS     CL A            18451C109      2,229       125,000   SH         Sole                 125,000
ENGLOBAL CORP                   COM             293306106        854        60,000   SH         Sole                  60,000
EXTREME NETWORKS INC            COM             30226D106      2,485       875,000   SH         Sole                 875,000
FLIGHT SAFETY TECH INC NEV      COM NEW         33942T207        286       185,000   SH         Sole                 185,000
GENERAL FINANCE CORP            COM             369822101        968       176,000   SH         Sole                 176,000
GENTEX CORP                     COM             371901109      1,155        80,000   SH         Sole                  80,000
GLOBALOPTIONS GROUP INC         COM NEW         37946D209      1,145       485,000   SH         Sole                 485,000
GRAFTECH INTL LTD               COM             384313102      3,904       145,500   SH         Sole                 145,500



HERITAGE CRYSTAL CLEAN INC      COM             42726M106        299        22,700   SH         Sole                  22,700
ITERIS INC                      COM             46564T107      1,961       775,000   SH         Sole                 775,000
JABIL CIRCUIT INC               CALL            466313903        660         4,000  CALL        Sole                   4,000
KLA-TENCOR CORP                 COM             482480100      2,036        50,000   SH         Sole                  50,000
KMG CHEMICALS INC               COM             482564101        383        37,100   SH         Sole                  37,100
LANDEC CORP                     COM             514766104      1,294       200,000   SH         Sole                 200,000
MICRON TECHNOLOGY INC           COM             595112103      2,250       375,000   SH         Sole                 375,000
MICRON TECHNOLOGY INC           CALL            595112903         59        10,250  CALL        Sole                  10,250
NBTY INC                        COM             628782104      2,084        65,000   SH         Sole                  65,000
NCR CORP NEW                    COM             62886E108      4,536       180,000   SH         Sole                 180,000
NIKE INC                        CL B            654106103      3,755        63,000   SH         Sole                  63,000
NIKE INC                        PUT             654106953        652           630   PUT        Sole                     630
NOVATEL WIRELESS INC            COM NEW         66987M604      4,257       382,500   SH         Sole                 382,500
OIL DRI CORP AMER               COM             677864100      2,693       150,000   SH         Sole                 150,000
ORION ENERGY SYSTEMS INC        COM             686275108      1,900       190,000   SH         Sole                 190,000
PDI INC                         COM             69329V100      2,930       336,421   SH         Sole                 336,421
PROSHARES TR                    ULTRASHRT       74347R586        801        30,000   SH         Sole                  30,000
                                O & G
PROTECTION ONE INC              COM NEW         743663403        584        69,600   SH         Sole                  69,600
QUALSTAR CORP                   COM             74758R109      1,224       402,700   SH         Sole                 402,700
REAL GOODS SOLAR INC            CL A            75601N104        246        40,000   SH         Sole                  40,000
ROCKWOOD HLDGS INC              COM             774415103      2,088        60,000   SH         Sole                  60,000
ROGERS CORP                     COM             775133101      2,789        74,200   SH         Sole                  74,200

SANMINA SCI CORP                COM             800907107      2,919     2,280,000   SH         Sole               2,280,000
SCHIFF NUTRITION INTL INC       COM             806693107      3,080       550,000   SH         Sole                 550,000
SILICON STORAGE TECHNOLOGY I    COM             827057100      1,801       650,000   SH         Sole                 650,000
SMITH A O                       COM             831865209      1,313        40,000   SH         Sole                  40,000
SUNCOR ENERGY INC               COM             867229106      1,860        32,000   SH         Sole                  32,000
TRANSMETA CORP DEL              COM             89376R208      2,244       162,500   SH         Sole                 162,500
UST INC                         CALL            902911906        262         1,400  CALL        Sole                   1,400
WATTS WATER TECHNOLOGIES INC    CL A            942749102      3,860       155,000   SH         Sole                 155,000
WESCO FINL CORP                 COM             950817106      1,681         4,400   SH         Sole                   4,400
WORLD WRESTLING ENTMT INC       CL A            98156Q108      6,188       400,000   SH         Sole                 400,000
ZILOG INC                       COM PAR         989524301      3,160     1,000,000   SH         Sole               1,000,000
                                $0.01
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